Employee Retirement and Severance Benefits (Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Japanese Plans
Change in benefit obligations:
Projected benefit obligations at beginning of year	¥ 781,350	¥ 760,331
Service cost	29,367	30,009	¥ 26,445
Interest cost	8,238	8,008	10,772
Actuarial (gain) loss	45,778	7,481
Benefits paid	(25,032)	(24,479)
Acquisition	71,040
Plan amendments	(4,734)
Projected benefit obligations at end of year	906,007	781,350	760,331
Change in plan assets:
Fair value of plan assets at beginning of year	626,575	622,121
Actual return on plan assets	12,145	17,541
Employer contributions	7,304	8,701
Benefits paid	(21,782)	(21,788)
Acquisition	43,194
Fair value of plan assets at end of year	667,436	626,575	622,121
Funded status at end of year	(238,571)	(154,775)
Foreign Plans
Change in benefit obligations:
Projected benefit obligations at beginning of year	349,680	364,662
Service cost	6,816	7,760	6,801
Interest cost	8,792	10,572	10,654
Plan participants' contributions	1,594	1,830
Actuarial (gain) loss	55,629	(5,534)
Benefits paid	(6,268)	(6,795)
Acquisition	21,285
Plan amendments		(2,655)
Foreign currency exchange rate changes	(45,442)	(20,160)
Projected benefit obligations at end of year	392,086	349,680	364,662
Change in plan assets:
Fair value of plan assets at beginning of year	217,870	221,421
Actual return on plan assets	18,276	21
Employer contributions	7,271	10,864
Plan participants' contributions	1,594	1,830
Benefits paid	(6,268)	(6,795)
Acquisition	14,972
Foreign currency exchange rate changes	(28,776)	(9,471)
Fair value of plan assets at end of year	224,939	217,870	¥ 221,421
Funded status at end of year	¥ (167,147)	¥ (131,810)